Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 278,395,829.50
Previously Paid Amount	0.00
Total Fee Amount	38,446.47
Total Offset Amount	0.00
Net Fee	$ 38,446.47
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A